Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Net Income (Loss) Per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2017	2018	2019
	(In thousands, except per share amounts)
Basic net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to SINA’s ordinary shareholders	$156,569	$125,562	$(70,542)
Denominator:
Weighted average ordinary shares outstanding	71,284	70,296	69,640
Basic net income (loss) per share	$2.20	$1.79	$(1.01)
Diluted net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to SINA’s ordinary shareholders	$156,569	$125,562	$(70,542)
Less: Effect on consolidated net income per share of dilutive shares of the Company’s equity interests	3,915	3,699	956
Add: Effect on interest expenses and amortized issuance cost of convertible debt	1,531	1,403	—
Net income (loss) attributable for calculating diluted net income per share	154,185	123,266	(71,498)
Denominator:
Weighted average ordinary shares outstanding	71,284	70,296	69,640
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	94	87	—
Unvested restricted share units	1,172	683	—
Convertible debt	1,381	1,309	—
Shares used in computing diluted net income (loss) per share attributable to SINA	73,931	72,375	69,640
Diluted net income (loss) per share	$2.09	$1.70	$(1.03)